Summary of share capital (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Balance – Value	$ 35,776	$ 53,159	$ 52,986
Balance – Value	$ 31,208	35,776	53,159
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,855,876
Balance – Value	$ 293,410	$ 293,410	293,410
Number of shares issued	4,855,876	4,855,876
Balance – Value	$ 293,410	$ 293,410	$ 293,410